COMMITMENTS	12 Months Ended
Dec. 31, 2013
COMMITMENTS
COMMITMENTS

16.                               COMMITMENTS

The Group leases offices under non-cancelable operating leases agreements.  Rent expenses under operating leases for the years ended December 31, 2011, 2012 and 2013 were $28,927, $40,490, and $42,429, respectively.

Future minimum lease payments under non-cancelable operating leases agreements are as follows:

Years ending December 31,
2014	36,271
2015	29,755
2016	21,333
2017	12,578
2018 and thereafter	17,925
117,862